Investments (Summary of Equity-Accounted Investees and Investments at FVTOCI) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in investment	22.00%
Carrying Amount	$ 459	$ 409
Carrying Amount	$ 244	153
Pre-tax gain		$ 250
Profertil [Member]
Disclosure Of Interests In Other Entities [Line Items]
Principal Activity	Nitrogen Producer
Principal Place of Business and Incorporation	Argentina
Proportion of ownership interest in associate	50.00%	50.00%
Carrying Amount	$ 277	$ 233
Sinofert [Member]
Disclosure Of Interests In Other Entities [Line Items]
Principal Activity	Fertilizer Supplier and Distributor
Principal Place of Business and Incorporation	China/Bermuda
Proportion of ownership interest in investment	22.00%	22.00%
Carrying Amount	$ 234	$ 153
MOPCO [Member]
Disclosure Of Interests In Other Entities [Line Items]
Total Gross Proceeds	0	(540)
Pre-tax gain	$ 0	$ 250
Canpotex [Member]
Disclosure Of Interests In Other Entities [Line Items]
Principal Activity	Marketing and Logistics
Principal Place of Business and Incorporation	Canada
Proportion of ownership interest in associate	50.00%	50.00%
Carrying Amount	$ 0	$ 0
Other associates and joint ventures [Member]
Disclosure Of Interests In Other Entities [Line Items]
Carrying Amount	182	176
Other Investments At Fair Value [Member]
Disclosure Of Interests In Other Entities [Line Items]
Carrying Amount	10	0
Total Investments [Member]
Disclosure Of Interests In Other Entities [Line Items]
Carrying Amount	$ 703	$ 562